Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Treasury Shares	Non-Controlling Interest
Balance, value at Dec. 31, 2012	$ 1,050,626	$ 12,105	$ 237,234	$ (33,544)	$ 841,748	$ (40,428)	$ 33,511
Balance, shares at Dec. 31, 2012		41,881,745
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	1,094,592	705,754
Stock issued during period, value, stock options exercised	$ 18,364	$ 197	18,167
Stock-based compensation	440		440
Dividends paid	(75,549)				(50,649)		(24,900)
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	8,869			8,325
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	200,288						544
Net income attributable to non-controlling interests	8,002						8,002
Net income attributable to Elbit Systems Ltd.'s shareholders	183,417				183,417
Balance, value at Dec. 31, 2013	$ 1,194,169	$ 12,302	255,841	(25,219)	974,516	(40,428)	17,157
Balance, shares at Dec. 31, 2013		42,587,499
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	148,974	97,996
Stock issued during period, value, stock options exercised	$ 3,542	$ 28	3,514
Stock-based compensation	322		322
Dividends paid	(68,277)				(53,825)		(14,452)
Purchase of treasury shares, shares		0
Purchase of treasury shares	1,873					0	1,873
Other comprehensive income (loss), net of tax, portion attributable to parent	(71,364)
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	(72,147)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	107,266						(783)
Net income attributable to non-controlling interests	8,433						8,433
Net income attributable to Elbit Systems Ltd.'s shareholders	170,980				170,980
Balance, value at Dec. 31, 2014	$ 1,238,895	$ 12,330	259,677	(96,583)	1,091,671	(40,428)	12,228
Balance, shares at Dec. 31, 2014	42,685,495	42,685,495
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued during period, shares, stock options exercised	66,050	44,573
Stock issued during period, value, stock options exercised	$ 1,616	$ 11	1,605
Stock-based compensation	139		139
Dividends paid	(69,792)				(61,570)		(8,222)
Purchase of treasury shares							120
Purchase of subsidiaries shares from non-controlling interest, net	120
Other comprehensive income (loss), net of tax, portion attributable to parent	24,973
Other comprehensive income, net of tax expense (benefit) of $10,400, $11,241, and $1,574	24,548
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	231,409						(425)
Net income attributable to non-controlling interests	4,352				0		4,352
Net income attributable to Elbit Systems Ltd.'s shareholders	202,509	0	0	0	202,509	0	0
Balance, value at Dec. 31, 2015	$ 1,402,387	$ 12,341	$ 261,421	$ (71,610)	$ 1,232,610	$ (40,428)	$ 8,053
Balance, shares at Dec. 31, 2015	42,730,068	42,730,068